Voyage revenues (Table) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 612,265	$ 462,721
Time charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	325,915	241,378
Voyage charters [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	286,432	219,666
Pool revenues [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ (82)	$ 1,677